Consortium Purchase Agreement - Narrative (Details) - Consortium Purchase Agreement - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Feb. 27, 2017
Other Commitments [Line Items]
Principal amount (up to)		$ 5,000,000
Loans acquired	$ 1,826,527	$ 0
Value of warrants issued to settle rebates on loan purchases	$ 300,000
Series F Warrant
Other Commitments [Line Items]
Number of warrants		3
Maximum warrant for purchase shares (in shares)		177,720,706
Exercise of common stock warrants (in dollars per share)		$ 0.01